Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, value at Aug. 05, 2021
Balance, shares at Aug. 05, 2021
Issuance of Class B Ordinary shares to Sponsor		$ 288	24,712		25,000
Issuance of Class B Ordinary shares to Sponsor, shares		2,875,000
Sale of IPO Units	$ 1,150		114,998,850		115,000,000
Sale of IPO Units, shares	11,500,000
Sale of Private Placement Units	$ 53		5,280,697		5,280,750
Sale of Private Placement Units, shares	528,075
Transaction and Underwriting cost			(6,738,148)		(6,738,148)
Class A Ordinary share subject to redemption	$ (1,150)		(116,723,850)		(116,725,000)
Class A Ordinary share subject to redemption, shares	(11,500,000)
Promissory Note reallocation			12,514		12,514
Accretion APIC deficit			3,145,224	(3,145,224)
Net loss				(307,949)	(307,949)
Balance, value at Dec. 31, 2021	$ 53	$ 288		(3,453,173)	(3,452,832)
Balance, shares at Dec. 31, 2021	528,075	2,875,000
Net loss				(59,400)	(59,400)
Re-measurement for ordinary share to redemption amount
Re-measurement for ordinary share to redemption amount
Balance, value at Mar. 31, 2022	$ 53	$ 288		(3,512,573)	(3,512,232)
Balance, shares at Mar. 31, 2022	528,075	2,875,000
Balance, value at Dec. 31, 2021	$ 53	$ 288		(3,453,173)	(3,452,832)
Balance, shares at Dec. 31, 2021	528,075	2,875,000
Issuance of Class B Ordinary shares to Sponsor					25,000
Net loss					53,884
Balance, value at Dec. 31, 2022	$ 53	$ 288		(4,919,828)	(4,919,487)
Balance, shares at Dec. 31, 2022	528,075	2,875,000
Balance, value at Mar. 31, 2022	$ 53	$ 288		(3,512,573)	(3,512,232)
Balance, shares at Mar. 31, 2022	528,075	2,875,000
Net loss				(12,989)	(12,989)
Balance, value at Jun. 30, 2022	$ 53	$ 288		(3,525,562)	(3,525,221)
Balance, shares at Jun. 30, 2022	528,075	2,875,000
Net loss				224,556	224,556
Re-measurement for ordinary share to redemption amount				(697,259)	(697,259)
Re-measurement for ordinary share to redemption amount				697,259	697,259
Balance, value at Sep. 30, 2022	$ 53	$ 288		(3,998,535)	(3,998,194)
Balance, shares at Sep. 30, 2022	528,075	2,875,000
Net loss				(98,282)	(98,282)
Re-measurement for ordinary share to redemption amount				(652,417)	(652,417)
Additional amount deposited into trust ($0.045 per outstanding Class A Ordinary Shares)				(170,594)	(170,594)
Re-measurement for ordinary share to redemption amount				652,417	652,417
Balance, value at Dec. 31, 2022	$ 53	$ 288		(4,919,828)	(4,919,487)
Balance, shares at Dec. 31, 2022	528,075	2,875,000
Issuance of Class B Ordinary shares to Sponsor					25,000
Sale of IPO Units					$ 98,062,139
Sale of IPO Units, shares					9,604,519
Net loss				(16,762)	$ (16,762)
Re-measurement for ordinary share to redemption amount				210,161	210,161
Additional amount deposited into trust ($0.045 per outstanding Class A Ordinary Shares)				(255,889)	(255,889)
Re-measurement for ordinary share to redemption amount				(210,161)	(210,161)
Balance, value at Mar. 31, 2023	$ 53	$ 288		$ (5,402,640)	$ (5,402,299)
Balance, shares at Mar. 31, 2023	528,075	2,875,000